INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Components of Investments in Direct Financing and Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Total minimum lease payments to be received	$ 1,174,327	$ 1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(330,056)	(432,463)
Net minimum lease payments receivable	844,271	1,057,648
Estimated residual values of leased property (un-guaranteed)	239,002	278,152
Less: unearned income	(243,419)	(318,910)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	839,854	1,016,890
Less: deferred deemed equity contribution	(86,585)	(106,377)
Less: unamortized gains	(6,738)	(7,105)
Total investment in direct financing and sales-type leases	746,531	903,408
Current portion	37,517	45,148
Long-term portion	$ 709,014	$ 858,260